Income Tax - Movements of Deferred Income Tax Assets and Liabilities (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax [Line Items]
Recognized in Profit or Loss	$ (489)	$ 81	$ 63
Recognized in Other Comprehensive Income	(78)	(239)	(305)
Deferred tax asset [Member]
Income tax [Line Items]
Beginning balance	3,133	3,259	3,580
Acquired by business combinations (Note 14)		6
Recognized in Profit or Loss	(270)	107	(16)
Recognized in Other Comprehensive Income	(78)	(239)	(305)
Ending balance	2,785	3,133	3,259
Deferred tax asset [Member] | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	1,816	2,034	2,307
Acquired by business combinations (Note 14)		1
Recognized in Profit or Loss	6	20	32
Recognized in Other Comprehensive Income	(78)	(239)	(305)
Ending balance	1,744	1,816	2,034
Deferred tax asset [Member] | Share of profit or loss of associates and joint ventures accounted for using equity method [Member]
Income tax [Line Items]
Beginning balance	401	402	389
Recognized in Profit or Loss		(1)	13
Ending balance	401	401	402
Deferred tax asset [Member] | Allowance for doubtful receivables over quota [Member]
Income tax [Line Items]
Beginning balance	365	404	435
Recognized in Profit or Loss	(100)	(39)	(31)
Ending balance	265	365	404
Deferred tax asset [Member] | Valuation loss on inventory [Member]
Income tax [Line Items]
Beginning balance	299	141	88
Acquired by business combinations (Note 14)		3
Recognized in Profit or Loss	(102)	155	53
Ending balance	197	299	141
Deferred tax asset [Member] | Deferred revenue [Member]
Income tax [Line Items]
Beginning balance	73	98	111
Recognized in Profit or Loss	(24)	(25)	(13)
Ending balance	49	73	98
Deferred tax asset [Member] | Others [Member]
Income tax [Line Items]
Beginning balance	90	105	178
Acquired by business combinations (Note 14)		2
Recognized in Profit or Loss	(15)	(17)	(73)
Ending balance	75	90	105
Deferred tax asset [Member] | Estimated warranty liabilities [Member]
Income tax [Line Items]
Beginning balance	36	34	26
Recognized in Profit or Loss	7	2	8
Ending balance	43	36	34
Deferred tax asset [Member] | Valuation loss (gain) on financial instruments [Member]
Income tax [Line Items]
Beginning balance	33	13	5
Recognized in Profit or Loss	(33)	20	8
Ending balance		33	13
Deferred tax asset [Member] | Temporary differences [Member]
Income tax [Line Items]
Beginning balance	3,113	3,231	3,539
Acquired by business combinations (Note 14)		6
Recognized in Profit or Loss	(261)	115	(3)
Recognized in Other Comprehensive Income	(78)	(239)	(305)
Ending balance	2,774	3,113	3,231
Deferred tax asset [Member] | Unused tax losses [Member]
Income tax [Line Items]
Beginning balance	20	28	41
Recognized in Profit or Loss	(9)	(8)	(13)
Ending balance	11	20	28
Deferred Tax Liability
Income tax [Line Items]
Beginning balance	(1,967)	(1,912)	(1,992)
Acquired by business combinations (Note 14)		(3)
Recognized in Profit or Loss	(222)	(52)	80
Ending balance	(2,189)	(1,967)	(1,912)
Deferred Tax Liability | Defined benefit pension plans [Member]
Income tax [Line Items]
Beginning balance	(1,812)	(1,758)	(1,832)
Recognized in Profit or Loss	(157)	(54)	74
Ending balance	(1,969)	(1,812)	(1,758)
Deferred Tax Liability | Others [Member]
Income tax [Line Items]
Beginning balance	(3)		(1)
Acquired by business combinations (Note 14)		(3)
Recognized in Profit or Loss	(1)		1
Ending balance	(4)	(3)
Deferred Tax Liability | Valuation loss (gain) on financial instruments [Member]
Income tax [Line Items]
Recognized in Profit or Loss	(16)
Ending balance	(16)
Deferred Tax Liability | Land value incremental tax [Member]
Income tax [Line Items]
Beginning balance	(95)	(95)	(95)
Ending balance	(95)	(95)	(95)
Deferred Tax Liability | Intangible assets [member]
Income tax [Line Items]
Beginning balance	(27)	(29)	(32)
Recognized in Profit or Loss	3	2	3
Ending balance	(24)	(27)	(29)
Deferred Tax Liability | Deferred revenue for award credits [Member]
Income tax [Line Items]
Beginning balance	(30)	(29)	(31)
Recognized in Profit or Loss	(25)	(1)	2
Ending balance	(55)	(30)	(29)
Deferred Tax Liability | Unrealized foreign exchange gain, net [Member]
Income tax [Line Items]
Beginning balance		(1)	(1)
Recognized in Profit or Loss	(26)	$ 1
Ending balance	$ (26)		$ (1)